Summary of Significant Accounting Policies (Tables)	12 Months Ended
Feb. 28, 2021
Accounting Policies [Abstract]
Schedule of Balances and Amounts of VIEs and Subsidiaries

The following consolidated financial statement balances and amounts of the Company's VIE and its subsidiaries, were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions among the Company, its subsidiaries, its VIE and VIE’s subsidiaries.

	As of
	February 29,	February 28,
	2020	2021
	RMB	RMB	USD
ASSETS
Total current assets	108,009	143,671	22,196
Total non-current assets	302,448	236,098	36,474
TOTAL ASSETS	410,457	379,769	58,670

LIABILITIES
Total current liabilities	202,353	220,079	34,000
Total non-current liabilities	138,003	80,501	12,436
TOTAL LIABILITIES	340,356	300,580	46,436

	Year Ended
	February 28,	February 29,	February 28,
	2019	2020	2021
	RMB	RMB	RMB	USD
Total revenue	335,643	389,049	280,282	43,300
Operating income (loss)	24,929	(101,126)	(13,652)	(2,109)
Net income (loss)	25,834	(96,977)	(5,529)	(854)
Net cash provided by operating activities	119,185	54,778	43,753	6,759
Net cash used in investing activities	(151,373)	(29,206)	(33,758)	(5,215)
Net cash provided by financing activities	3,897	724	198	30

Summary of Assets Measured at Fair Value on Non-Recurring Basis

The following table presents the impairment charges recorded by the Group for assets measured at fair value on a non-recurring basis for the years ended February 28, 2019, February 29, 2020 and February 28, 2021:

	February 28,		February 29,		February 28,
	2019		2020		2021
	Fair Value As of Impairment Date	Total Impairment Loss	Fair Value As of Impairment Date	Total Impairment Loss	Fair Value As of Impairment Date		Total Impairment Loss
	RMB	RMB	RMB	RMB	RMB	USD	RMB	USD
Property and equipment, net (Note 4)	—	—	—	764	—	—	—	—
Operating lease right-of-use assets	—	—	—	800	—	—	—	—
Intangible assets, net (Note 5)	—	—	—	30,804	—	—	—	—
Goodwill (Note 6)	—	557	17,022	114,612	—	—	—	—

Schedule of Estimated Useful Lives of Property and Equipment	Property and equipment is generally stated at historical cost and depreciated on a straight-line basis over the estimated useful lives of the assets. Depreciation and amortization expense of long-lived assets is included in either cost of revenue or selling, general and administrative expenses, as appropriate. Property and equipment consists of the following and depreciation is calculated on a straight-line basis over the following estimated useful lives:

Electronic equipment	3 - 5 years
Office equipment & Furniture	3 - 5 years
Motor vehicles	3 - 5 years
Leasehold improvement	Shorter of the lease term or expected useful life

Schedule of Amortization Periods by Intangible Asset Classes

Acquired intangible assets other than goodwill consist of trade name, student base and customer relationship, school cooperation agreements, non-compete agreement and license which are carried at cost, less accumulated amortization and impairment. Intangible assets with finite lives are amortized over their estimated useful lives. The useful life of an intangible asset is the period over which the asset is expected to contribute directly or indirectly to future cash flows. The amortization periods by intangible asset classes are as follows:

Trade name	10 - 20 years
Student base and customer relationship	3 - 9 years
School cooperation agreements	5 years
Non-compete agreements	3 years
Software	5 years
License	3 years

Summary of Disaggregation of Revenue

The following table represents disaggregation of Group's revenue from contracts with customers by main education programs for the years ended. The Group's revenue is reported net of value added taxes and surcharges.

	For the Year Ended February 28 or 29
	2019		2020		2021
	RMB	%	RMB	%	RMB	USD

Elementary school	255,660	76.2	300,278	77.2	207,720	32,089
Middle school	41,633	12.4	52,107	13.4	50,902	7,864
Special programs and others	39,781	11.9	38,298	9.8	21,714	3,355
Less: sales tax	1,431	0.4	1,634	0.4	54	8
Total	335,643	100.0	389,049	100.0	280,282	43,300